Fair values of financial assets and financial liabilities - Hierarchy (Details) - Recurring - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	$ 143,848	$ 118,348
Financial liabilities measured at fair value on a recurring basis	86,075	80,834
Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	22,707	22,319
Financial liabilities measured at fair value on a recurring basis	270	572
Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	120,742	95,065
Financial liabilities measured at fair value on a recurring basis	85,776	80,256
Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	399	964
Financial liabilities measured at fair value on a recurring basis	29	6
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	38,413	41,178
Contractual outstanding amount payable at fair value, deposits and other borrowings	38,468	41,330
Deposits and other borrowings | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	38,413	41,178
Other financial liabilities at fair value
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	5,370	4,297
Contractual outstanding amounts payable at fair value, other financial liabilities	5,369	4,298
Other financial liabilities at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	262	496
Other financial liabilities at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	5,108	3,801
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	29,096	24,407
Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	8	76
Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	29,059	24,325
Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	29	6
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	5,819	3,355
Contractual outstanding amount payable at fair value, debt issues	5,632	3,475
Decrease in cumulative change in fair value of debt securities	34	45
Debt issues | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	5,819	3,355
Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	7,377	7,597
Life insurance liabilities | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	7,377	7,597
Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	31,781	23,132
Trading securities and financial assets measured at FVIS | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	10,440	8,958
Trading securities and financial assets measured at FVIS | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	21,121	13,844
Trading securities and financial assets measured at FVIS | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	220	330
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	29,859	24,101
Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	7	20
Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	29,828	24,066
Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	24	15
Available-for-sale securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		61,119
Available-for-sale securities | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		11,996
Available-for-sale securities | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		48,504
Available-for-sale securities | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		619
Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	72,581
Investment securities | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	11,163
Investment securities | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	61,284
Investment securities | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	134
Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	260	546
Loans | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	239	546
Loans | Level 2 | Previously stated
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		3,250
Loans | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	21
Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	9,367	9,450
Life insurance assets | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	1,097	1,345
Life insurance assets | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	8,270	8,105
Parent Entity
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	128,376	102,314
Financial liabilities measured at fair value on a recurring basis	76,807	72,334
Parent Entity | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	20,411	19,629
Financial liabilities measured at fair value on a recurring basis	270	572
Parent Entity | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	107,662	82,396
Financial liabilities measured at fair value on a recurring basis	76,509	71,756
Parent Entity | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	303	289
Financial liabilities measured at fair value on a recurring basis	28	6
Parent Entity | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	37,355	40,062
Contractual outstanding amount payable at fair value, deposits and other borrowings	37,410	40,214
Parent Entity | Deposits and other borrowings | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	37,355	40,062
Parent Entity | Other financial liabilities at fair value
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	5,370	4,297
Contractual outstanding amounts payable at fair value, other financial liabilities	5,369	4,298
Parent Entity | Other financial liabilities at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	262	496
Parent Entity | Other financial liabilities at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	5,108	3,801
Parent Entity | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	28,867	24,229
Parent Entity | Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	8	76
Parent Entity | Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	28,831	24,147
Parent Entity | Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	28	6
Parent Entity | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	3,624	3,223
Contractual outstanding amount payable at fair value, debt issues	3,436	3,344
Decrease in cumulative change in fair value of debt securities	34	45
Parent Entity | Debt issues | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	3,624	3,223
Parent Entity | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	1,591	523
Parent Entity | Due to subsidiaries | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	1,591	523
Parent Entity | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	29,565	21,415
Parent Entity | Trading securities and financial assets measured at FVIS | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	10,213	8,952
Parent Entity | Trading securities and financial assets measured at FVIS | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	19,159	12,257
Parent Entity | Trading securities and financial assets measured at FVIS | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	193	206
Parent Entity | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	29,283	23,562
Parent Entity | Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	7	20
Parent Entity | Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	29,253	23,529
Parent Entity | Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	23	13
Parent Entity | Available-for-sale securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		56,513
Parent Entity | Available-for-sale securities | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		10,657
Parent Entity | Available-for-sale securities | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		45,786
Parent Entity | Available-for-sale securities | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		70
Parent Entity | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	68,371
Parent Entity | Investment securities | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	10,191
Parent Entity | Investment securities | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	58,114
Parent Entity | Investment securities | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	66
Parent Entity | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	260	546
Parent Entity | Loans | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	239	546
Parent Entity | Loans | Level 2 | Previously stated
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		3,250
Parent Entity | Loans | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	21
Parent Entity | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	897	278
Parent Entity | Due from subsidiaries | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	$ 897	$ 278